BALANCE SHEET COMPONENTS - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 68,287	$ 39,204
Less: accumulated depreciation and amortization	(26,730)	(7,541)
Property and equipment, net	41,557	31,663
Computer and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	66,495	37,517
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	843	765
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 949	$ 922